Operating leases and other commitment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Average remaining years	1 year 8 months 16 days
Operating lease liability	$ 391,459	$ 425,620	$ 147,036
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667
Average remaining years	1 year 8 months 15 days
August, 2021 [Member]
Statement [Line Items]
Operating lease liability	$ 184,000